Additional Information Required by the Argentine Central Bank (Tables)	12 Months Ended
Dec. 31, 2024
Additional information [abstract]
Summary of Restricted Assets
a)    Cash and Government Securities

	12.31.24	12.31.23
For transactions in ROFEX, MAE and BYMA	95,105,445	170,713,020
For appraisals from repo transactions	23,550,239	6,190,875
For debit / credit cards transactions	118,725,137	51,709,650
For attachments	14,177	24,482
Liquid offsetting entry required to operate as CNV agent	2,271,049	1,788,075
For contribution to M.A.E.’ s Joint Guarantee Fund (Fondo de Garantía Mancomunada)	—	—
Guarantees for the Regional Economies Competitiveness Program	8,516	320,749
For other transactions (includes guarantees linked to rental contracts)	256,249	437,708
For forward purchases of repurchase transactions	211,952,156	55,717,872
For surety guarantees	47,128,591	401,583,638
b)    Special Guarantees Accounts
Special guarantee accounts have been opened at the Argentine Central Bank as collateral for transactions involving electronic clearing houses, checks for settling debts and other similar transactions as of the indicated dates, which amount to:

	12.31.24	12.31.23
Escrow Accounts	289,395,552	224,815,914
c)    Equity Investments
The account “Equity Investments” includes 1,222,406 non-transferable non-endorsable registered ordinary shares in Electrigal S.A., the transfer of which is subject to approval by the national authorities, according to the terms of the previously executed concession contract.
d)    Contributions to Risk Fund
Banco de Galicia y Buenos Aires S.A.U., in its capacity as sponsoring partner in Garantizar S.G.R. Risk Fund, Don Mario S.G.R. and Móvil S.G.R., is committed to maintaining the contributions made to them for two (2) years.

	12.31.24	12.31.23
Fondo de Riesgo Garantizar SGR	22,746,344	7,761,865
Don Mario SGR	2,388,521	1,891,392
Movil SGR	2,749,730	2,600,664
Potenciar S.G.R.	5,448,381	2,833,195
Bind Garantías S.G.R.	597,130	118,212
Aval Ganadero S.G.R.	521,132	—
Riesgo de Campo Aval S.G.R.	108,569	—
BANCO GGAL S.A.
a)    Cash and Government Securities

	12.31.24	12.31.23
For transactions in ROFEX, MAE and BYMA	154,329,554	—
For appraisals from repo transactions	24,420,751	—
For credit cards transactions	36,975,390	—
For attachments	709,127	—
Liquid offsetting entry required to operate as CNV agent	332,142	—
For other transactions (includes guarantees linked to rental contracts)	153,296	—
For surety guarantees	124,011,157	—
b)    Special Guarantees Accounts
Special guarantee accounts have been opened at the Argentine Central Bank as collateral for transactions involving electronic clearing houses, checks for settling debts and other similar transactions as of the indicated dates, which amount to:

	12.31.24	12.31.23
Escrow Accounts	119,865,239	—
INVIU S.A.U.

	12.31.24	12.31.23
Liquid offsetting entry required to operate as CNV agents	449,105	723,625
Guarantees linked to surety bonds	1,462,639	1,641,840
Surety	—	16,074
Tarjeta Naranja S.A.U.

	12.31.24	12.31.23
Attachments arising from judicial cases	—	1,461
Guarantees linked to rental contracts	25,665	18,772
Galicia Asset Management S.A.U.

	12.31.24	12.31.23
Liquid offsetting entry required to operate as collective investment products administration agents of mutual funds, as required by CNV(*)	817,950	619,008

(*)	As of December 31, 2024, it corresponds to 16,000,000 shares of Fima Mix I Mutual Fund.
GGAL Asset Management S.A.S.G.F.C.I.

	12.31.24	12.31.23
Liquid offsetting entry required to operate as collective investment products administration agents of mutual funds, as required by CNV(*)	9,345,622	—

(*)	As of December 31, 2024, it corresponds to 36,789,288,310 shares of HF Pesos Plus Class I Mutual Fund and 8,203,562,470 shares of HS Pesos Class I Mutual Fund.
Galicia Securities S.A.U.

	12.31.24	12.31.23
For transactions in the market	1,466,656	27,401,526
Liquid offsetting entry required to operate as CNV agents	516,789	468,772
Guarantees linked to surety bonds	311,146	536,650
Naranja Digital Compañía Financiera S.A.U.

	12.31.24	12.31.23
Escrow Accounts	101,338,483	11,518,882
The total amount of restricted assets for the reasons stated above in the aforementioned controlled companies, as of the indicated dates, is as follows:

	12.31.24	12.31.23
Total Restricted Assets	1,399,497,629	971,453,921

Summary of Trust Activities
a)    Trust Contracts for Purposes of Guaranteeing Compliance with Obligations:
Purpose: In order to guarantee compliance with contractual obligations, the parties to these agreements have agreed to deliver to Banco de Galicia y Buenos Aires S.A.U., as fiduciary property, amounts to be applied according to the following breakdown:

Date of Contract	Trustor	Balances of Trust Funds	Maturity (*)
11.23.11	Exxon Mobil	308,217	04.19.25
09.12.14	Coop. de Trab. Portuarios	8,025	09.12.26
03.08.23	Fondo Anticiclico Agroalim	907	06.30.25
12.12.23	Fondo Fiduciario Aceitero	925	06.30.25
Total		318,074
____________________

(1)	These amounts shall be released monthly until settlement date of trustor obligations or maturity date, whichever occurs first.
b)    Financial Trust Contracts:
Purpose: To administer and exercise the fiduciary ownership of the trust assets until the redemption of debt securities and participation certificates:

Contract date	Trust	Balances of Trust Funds	Maturity (*)
12.06.06	GAS I	1,133,742	12.31.25
05.14.09	GAS II	23,161,721	12.31.25
06.08.11	MILA III	146,733	12.31.25
09.01.11	MILA IV	32,763	12.31.25
Total		24,474,959

(*)	Estimated date since maturity date shall occur at the time of the distribution of all of trust assets.

Summary of Balances of the Mutual Funds
The balances of the Mutual Funds as of the indicated dates are detailed as follows:

Mutual Fund	12.31.24	12.31.23
FIMA Acciones	127,974,646	67,083,616
FIMA P.B. Acciones	71,883,330	38,555,051
FIMA Renta en pesos	129,999,535	191,809,827
FIMA Ahorro pesos	450,833,595	140,692,977
FIMA Renta Plus	97,794,168	130,781,440
FIMA Premium	6,241,955,502	6,810,113,754
FIMA Ahorro Plus	421,021,790	236,266,112
FIMA Capital Plus	155,560,676	530,379,302
FIMA Abierto PyMES	13,973,412	16,071,966
FIMA Mix I	30,885,545	44,003,561
FIMA Mix II	9,706,919	9,958,929
FIMA Renta Fija Internacional	4,390,512	11,246,361
FIMA Sustentable ASG	3,587,673	8,653,730
FIMA Acciones Latinoamericanas Dólares	428,571	1,254,073
Fima Renta Fija Dólares	70,449,895	—
Fima Mix Dólares	150,650,462	—
HF Pesos	944,228,648	—
HF Pesos Plus	203,850,870	—
HF Infraestructura PPEReI	76,523,171	—
HF Renta Fija Argentina	40,633,323	—
HF Acciones Líderes	37,690,195	—
HF Retorno Total	35,283,384	—
HF Renta Fija Estratégica	33,899,689	—
HF Desarrollo Abierto Pymes	30,207,152	—
HF Pesos Renta Fija	29,958,365	—
HF Acciones Argentinas	25,171,319	—
HF Balanceado	24,838,376	—
HF Renta Dólares	9,111,408	—
HF Infraestructura II	8,314,899	—
Roble Ahorro en Dólares	461,159	—
HF Multimercado	1,120	—
Total	9,481,269,309	8,236,870,699

Summary of Compliance with Minimum Cash Requirements
As of December 31, 2024, the balances recorded as computable items are as follows:
For Banco de Galicia y Buenos Aires S.A.U.:

	Currency
Item	Ps.	US$	Euros(*)
Checking Accounts held in Argentine Central Bank	435,677,349	2,730,469	28
Escrow Accounts held in Argentine Central Bank	257,278,973	10,303	—
National Treasury Bonds in Argentine Pesos computable for minimum cash	258,176,499	—	—
Government Securities	692,195,113	—	—
Total for integration Minimum Cash	1,643,327,934	2,740,772	28
(*) Stated in thousands of US$.
For Banco GGAL S.A.:

	Currency
Item	Ps.	US$	Euros(*)
Checking Accounts held in Argentine Central Bank	50,867,301	449,420	—
Special Guarantee Accounts benefiting electronic clearinghouses	107,304,953	12,165	—
Total for integration Minimum Cash	158,172,254	461,585	—
(*) Stated in thousands of US$.

Schedule of Plan for Distribution of Profit
Shareholders’ equity under the rules of the Argentine Central Bank comprise the following captions:

12.31.24
Share Capital	1,588,514
Additional paid in Capital	697,387,566
Adjustments to shareholders´ equity	1,777,901,786
Legal reserve	96,937,890
Distributable reserves	2,225,980,399
Non distributable reserves	39,461,498
Profit for the year	1,757,295,566
Total Shareholder’s equity under the rules of the Argentine Central Bank	6,596,553,219

Summary of Percentage of Women in the Group
As of December 31, 2024, the percentage (%) of women in the Group is as follows:

Conformation of women in the Group	Total	Women	% of women
Regular and Alternate Directors (1)	14	2	14%
Regular and Alternate Trustees (2)	6	1	17%
General, area and department Managers	183	59	32%
Rest of collaborators	8,980	4,453	50%
Total	9,183	4,515	49%
(1) It corresponds to the Board of Directors of Grupo Financiero Galicia S.A.
(2) It corresponds to the Supervisory Committee of Grupo Financiero Galicia S.A.